UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 47.8%
Australia - 2.9%
Australia Government Bond Series 118
6.50%, 5/15/13	AUD	81,638	$85,961,739

Austria - 0.9%
Austria Government Bond
4.00%, 9/15/16 (a)	EUR	19,331	27,682,104

Belgium - 1.0%
Belgium Government Bond Series 48
4.00%, 3/28/22		20,941	27,798,207

Brazil - 0.5%
Republic of Brazil
12.50%, 1/05/16-1/05/22	BRL	20,945	14,831,077

Canada - 4.5%
Canadian Government Bond
2.00%, 12/01/14	CAD	102,200	102,041,710
4.00%, 6/01/16		3,394	3,665,472
Series A34
11.25%, 6/01/15		19,361	26,784,502

			132,491,684

France - 2.2%
France Government Bond OAT
3.25%, 4/25/16	EUR	30,202	42,151,675
3.75%, 4/25/21		16,998	23,456,053

			65,607,728

Germany - 4.7%
Bundesrepublik Deutschland Series 05
3.50%, 1/04/16		97,500	139,723,492

Mexico - 1.0%
Mexican Bonos Series MI10
9.50%, 12/18/14	MXN	326,520	29,593,023

Netherlands - 7.3%
Netherlands Government Bond
4.00%, 7/15/16	EUR	102,000	148,597,091
4.50%, 7/15/17		35,637	53,025,040
7.50%, 1/15/23		7,871	14,850,599

			216,472,730

New Zealand - 0.7%
New Zealand Government Bond Series 413
6.50%, 4/15/13	NZD	26,542	21,792,950

South Africa - 1.1%
South Africa Government Bond Series R203
8.25%, 9/15/17	ZAR	199,148	30,734,575

United Kingdom - 8.9%
United Kingdom Gilt
4.00%, 9/07/16	GBP	53,213	89,428,972
4.75%, 12/07/30		25,745	43,476,589
5.00%, 3/07/18		73,648	130,437,295

			263,342,856

United States - 12.1%
U.S. Treasury Bonds
7.25%, 5/15/16 (b)	U.S.$	27,500	34,669,332
8.125%, 8/15/19 (b)		31,400	43,746,574
9.25%, 2/15/16 (b)		24,334	32,947,847
U.S. Treasury Notes
1.00%, 7/15/13 (b)		60,000	60,295,200
1.25%, 9/30/15 (b)		13,000	12,613,042
1.875%, 10/31/17 (b)		30,000	28,518,750
2.50%, 3/31/15 (b)		53,612	55,492,709
2.625%, 12/31/14-11/15/20 (b)		89,000	85,742,163
2.75%, 10/31/13		4,000	4,204,688

			358,230,305

Total Governments - Treasuries (cost $1,390,456,981)			1,414,262,470

CORPORATES - INVESTMENT GRADES - 31.9%
Industrial - 17.6%
Basic - 2.8%
Alcoa, Inc.
6.75%, 7/15/18		5,500	5,992,756
Anglo American Capital PLC
9.375%, 4/08/19 (a)		4,681	6,296,577
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		4,000	4,160,000
ArcelorMittal
5.375%, 6/01/13		11,145	11,846,622
Bayer Capital Corp. BV
4.625%, 9/26/14	EUR	4,439	6,363,442
Commercial Metals Co.
6.50%, 7/15/17	U.S.$	4,000	4,020,512
Dow Chemical Co. (The)
7.375%, 11/01/29		1,615	1,941,427
8.55%, 5/15/19		3,000	3,759,744
Eastman Chemical Co.
5.50%, 11/15/19		711	748,097
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17		3,790	4,192,688
International Paper Co.
7.95%, 6/15/18		6,050	7,199,276
Lubrizol Corp.
8.875%, 2/01/19		3,271	4,116,410
PPG Industries, Inc.
6.65%, 3/15/18		6,957	8,001,482
Teck Resources Ltd.
6.00%, 8/15/40		446	471,550
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		1,600	1,764,000

Vale Overseas Ltd.
6.875%, 11/21/36		9,554	10,509,228

			81,383,811

Capital Goods - 1.1%
Allied Waste North America, Inc.
6.875%, 6/01/17		7,600	8,360,000
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		690	716,526
Owens Corning
6.50%, 12/01/16		9,619	10,187,685
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,269,678
Tyco International Finance SA
8.50%, 1/15/19		4,649	5,950,646

			32,484,535

Communications - Media - 1.7%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		3,905	4,306,516
5.75%, 10/20/17 (a)	GBP	3,977	6,740,794
CBS Corp.
5.625%, 8/15/12	U.S.$	73	77,425
5.75%, 4/15/20		440	467,572
8.875%, 5/15/19		7,309	9,195,321
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,649	2,281,525
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14		1,560	1,662,582
6.375%, 6/15/15		2,000	2,067,500
RR Donnelley & Sons Co.
6.125%, 1/15/17		4,100	4,191,167
Time Warner Cable, Inc.
7.50%, 4/01/14		4,918	5,640,002
8.25%, 2/14/14		6,030	6,999,377
WPP Finance UK
8.00%, 9/15/14		3,545	4,078,335
Yellow Media, Inc.
5.25%, 2/15/16	CAD	4,094	4,040,267

			51,748,383

Communications - Telecommunications - 2.1%
America Movil SAB de CV
5.00%, 3/30/20 (b)	U.S.$	5,570	5,789,725
American Tower Corp.
5.05%, 9/01/20		5,775	5,679,331
AT&T Corp.
8.00%, 11/15/31		3,822	4,803,818
AT&T, Inc.
5.60%, 5/15/18		5,475	6,108,698
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	6,259,412
British Telecommunications PLC
9.875%, 12/15/30	U.S.$	5,972	7,959,667
Embarq Corp.
7.082%, 6/01/16		9,721	10,750,532

Qwest Corp.
7.625%, 6/15/15		3,715	4,188,663
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,530,681
6.175%, 6/18/14		4,156	4,419,773
United States Cellular Corp.
6.70%, 12/15/33		4,100	3,982,588

			63,472,888

Consumer Cyclical - Automotive - 1.1%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,686,524
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	U.S.$	4,627	4,862,593
6.80%, 6/15/18 (a)		4,000	4,213,452
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)		4,457	4,627,841
Volvo Treasury AB
5.95%, 4/01/15 (a)		9,003	9,778,978

			32,169,388

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31		5,000	6,078,415
Viacom, Inc.
4.375%, 9/15/14		8,886	9,460,213

			15,538,628

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19		2,740	3,208,181
Marks & Spencer PLC
5.625%, 3/24/14	GBP	3,458	5,682,750

			8,890,931

Consumer Non-Cyclical - 2.2%
Ahold Finance USA LLC
6.875%, 5/01/29	U.S.$	5,820	6,484,475
Altria Group, Inc.
9.70%, 11/10/18		5,000	6,596,130
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,000	11,725,260
Delhaize Group SA
5.875%, 2/01/14		1,285	1,418,073
General Mills, Inc.
5.20%, 3/17/15		3,224	3,559,203
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		3,965	4,275,087
Kraft Foods, Inc.
6.125%, 8/23/18		10,240	11,708,406
McKesson Corp.
5.25%, 3/01/13		7,605	8,168,173
Newell Rubbermaid, Inc.
4.70%, 8/15/20		5,245	5,202,773
Reynolds American, Inc.
7.625%, 6/01/16		3,370	3,916,698

Whirlpool Corp.
8.60%, 5/01/14	3,025	3,488,112

		66,542,390

Energy - 2.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	5,546	5,958,007
Apache Corp.
6.90%, 9/15/18	2,950	3,601,903
Hess Corp.
8.125%, 2/15/19	4,447	5,618,206
Marathon Oil Corp.
7.50%, 2/15/19	4,143	5,145,341
Nabors Industries, Inc.
9.25%, 1/15/19	3,400	4,213,232
Noble Energy, Inc.
8.25%, 3/01/19	5,000	6,247,945
Noble Holding International Ltd.
4.90%, 8/01/20	515	532,766
Talisman Energy, Inc.
7.75%, 6/01/19	3,400	4,197,477
TNK-BP Finance SA
7.50%, 7/18/16-7/18/16 (a)	8,080	8,894,126
7.875%, 3/13/18 (a)	6,620	7,505,756
Valero Energy Corp.
9.375%, 3/15/19	9,985	12,394,191
Weatherford International Ltd.
5.15%, 3/15/13	1,640	1,739,605
6.00%, 3/15/18	6,250	6,727,113
Williams Cos., Inc. (The)
7.875%, 9/01/21	5,755	6,792,839

		79,568,507

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)	6,737	7,461,382
8.50%, 5/30/13 (a)	1,767	1,974,448

		9,435,830

Services - 0.4%
Western Union Co. (The)
5.93%, 10/01/16	9,665	10,820,315

Technology - 1.0%
Agilent Technologies, Inc.
5.00%, 7/15/20	1,035	1,050,663
Motorola, Inc.
6.50%, 9/01/25	12,010	12,351,192
Oracle Corp.
5.75%, 4/15/18	8,987	10,280,634
Xerox Corp.
4.25%, 2/15/15	470	491,791
8.25%, 5/15/14	4,000	4,669,080

		28,843,360

Transportation - Airlines - 0.6%
Southwest Airlines Co.
5.25%, 10/01/14	3,015	3,170,987

5.75%, 12/15/16		4,799	5,080,682
Series 07-1
6.15%, 8/01/22		7,398	8,193,391

			16,445,060

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,451,186
CSX Corp.
6.25%, 3/15/18		5,000	5,735,805

			7,186,991

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15(a)		5,345	5,138,667
4.625%, 9/23/20(a)		1,501	1,392,030
Aviation Capital Group
7.125%, 10/15/20(a)		5,499	5,621,405
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,759,170

			16,911,272

			521,442,289

Financial Institutions - 11.5%
Banking - 5.8%
American Express Co.
7.25%, 5/20/14		7,495	8,538,521
Barclays Bank PLC
4.875%, 12/15/14	EUR	3,540	3,689,791
5.45%, 9/12/12	U.S.$	1,180	1,264,574
Series 1
5.00%, 9/22/16		10,097	10,684,645
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		8,725	9,273,262
Citigroup, Inc.
5.50%, 4/11/13		6,884	7,330,290
Danske Bank A/S
5.684%, 12/31/49	GBP	3,580	4,716,433
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	U.S.$	3,205	3,463,528
7.50%, 2/15/19		3,490	4,069,309
HSBC Holdings PLC
6.50%, 9/15/37		11,272	11,804,489
Series 2018
9.875%, 4/08/18	GBP	1,550	2,724,147
Itau Unibanco Holding SA
6.20%, 4/15/20(a)	U.S.$	4,000	4,109,372
10.50%, 11/23/15(a)	BRL	5,000	3,084,301
JPMorgan Chase & Co.
4.625%, 1/31/11	EUR	1,400	1,874,500
JPMorgan Chase Bank NA
4.625%, 5/31/17		950	1,278,898
Macquarie Group Ltd.
4.875%, 8/10/17(a)	U.S.$	5,705	5,585,783
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	10,761,713
Merrill Lynch & Co., Inc.

5.70%, 5/02/17		8,855	8,884,762
6.05%, 5/16/16		2,235	2,302,745
Morgan Stanley
1.357%, 3/01/13 (c)	EUR	2,150	2,744,381
5.50%, 7/24/20	U.S.$	3,000	3,030,822
10.09%, 5/03/17 (a)	BRL	13,035	7,695,361
National City Bank/Cleveland OH
5.80%, 6/07/17	U.S.$	4,925	5,312,588
NB Capital Trust IV
8.25%, 4/15/27		4,509	4,565,363
Santander Issuances SA Unipersonal Series 23
6.50%, 7/27/19	EUR	5,150	6,381,903
Societe Generale
2.20%, 9/14/13 (a)	U.S.$	7,350	7,346,914
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		3,490	3,412,878
Union Bank NA
5.95%, 5/11/16		8,694	9,253,894
US Bank NA
6.30%, 2/04/14		4,585	5,115,173
VTB Capital SA
6.875%, 5/29/18 (a)		2,936	3,104,820
Wachovia Bank NA
4.875%, 2/01/15		4,080	4,326,665
Wachovia Corp.
5.50%, 5/01/13		2,955	3,215,622
Wells Fargo & Co.
4.375%, 1/31/13		1,475	1,560,920

			172,508,367

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		2,748	2,855,917

Finance - 0.7%
General Electric Capital Corp.
5.625%, 5/01/18		9,933	10,832,076
HSBC Finance Corp.
6.676%, 1/15/21 (a)		1,894	1,913,472
SLM Corp.
5.05%, 11/14/14		7,746	7,402,728

			20,148,276

Insurance - 4.3%
Aegon NV
4.75%, 6/01/13		1,460	1,528,210
Aetna, Inc.
6.75%, 12/15/37		9,786	11,017,774
Aflac, Inc.
3.45%, 8/15/15		1,150	1,168,324
8.50%, 5/15/19		3,400	4,204,076
Allstate Corp. (The)
6.125%, 5/15/37		12,550	12,518,625
American International Group, Inc.
4.25%, 5/15/13		9,460	9,789,662
CIGNA Corp.
5.125%, 6/15/20		2,185	2,264,881

Coventry Health Care, Inc.
5.95%, 3/15/17		2,175	2,211,288
6.125%, 1/15/15		835	869,470
6.30%, 8/15/14		6,765	7,143,393
Genworth Financial, Inc.
4.95%, 10/01/15		7,020	6,858,905
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		2,650	3,084,915
Hartford Financial Services Group, Inc.
6.30%, 3/15/18		4,935	5,255,360
Humana, Inc.
6.45%, 6/01/16		442	483,504
7.20%, 6/15/18		8,240	9,308,300
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)		5,310	5,522,952
Lincoln National Corp.
8.75%, 7/01/19		2,958	3,700,008
Markel Corp.
7.125%, 9/30/19		2,166	2,352,075
Marsh & McLennan Cos., Inc.
9.25%, 4/15/19		3,300	4,163,633
MetLife, Inc.
4.75%, 2/08/21		2,840	2,899,705
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		4,645	5,387,373
Principal Financial Group, Inc.
7.875%, 5/15/14		3,660	4,216,540
Prudential Financial, Inc.
3.875%, 1/14/15		4,628	4,774,606
5.15%, 1/15/13		2,580	2,751,813
Torchmark Corp.
9.25%, 6/15/19		3,400	4,161,308
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,776,503
WellPoint, Inc.
4.35%, 8/15/20		1,155	1,146,000
5.875%, 6/15/17		865	966,898
7.00%, 2/15/19		4,003	4,712,075
XL Group PLC
5.25%, 9/15/14		1,421	1,464,196

			127,702,372

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		7,601	7,697,821
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	31,362	1,026,673

			8,724,494

REITS - 0.3%
Duke Realty LP
6.75%, 3/15/20	U.S.$	2,135	2,316,234
Entertainment Properties Trust
7.75%, 7/15/20 (a)		4,389	4,641,367

ERP Operating LP
5.25%, 9/15/14	2,115	2,306,539
		9,264,140

		341,203,566

Utility - 1.9%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	7,320	7,367,880
Ameren Energy Generating Co.
6.30%, 4/01/20 (b)	4,100	3,978,800
CenterPoint Energy, Inc.
6.50%, 5/01/18	1,665	1,853,846
Constellation Energy Group, Inc.
5.15%, 12/01/20	5,995	5,902,066
Integrys Energy Group, Inc.
6.11%, 12/01/66	4,500	4,342,500
Oncor Electric Delivery Co. LLC
5.95%, 9/01/13	5,000	5,536,260
Teco Finance, Inc.
4.00%, 3/15/16	300	305,897
5.15%, 3/15/20	2,970	3,079,195
Union Electric Co.
6.70%, 2/01/19	2,019	2,353,496

		34,719,940

Natural Gas - 0.8%
DCP Midstream LLC
5.35%, 3/15/20 (a)	1,515	1,570,200
9.75%, 3/15/19 (a)	1,910	2,468,331
EQT Corp.
8.125%, 6/01/19	2,806	3,264,798
Nisource Finance Corp.
6.80%, 1/15/19	7,790	9,013,038
Sempra Energy
6.50%, 6/01/16	5,700	6,617,187

		22,933,554

		57,653,494

Non Corporate Sectors - 0.9%
Agencies - Not Government Guaranteed - 0.9%
Gazprom Via Gaz Capital SA
9.25%, 4/23/19(a)	12,081	14,845,133
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	10,240	10,624,696

		25,469,829

Total Corporates - Investment Grades (cost $893,685,166)		945,769,178

GOVERNMENTS - SOVEREIGN AGENCIES - 9.5%
Australia - 0.3%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	5,594	9,164,349

Canada - 7.2%
Canada Housing Trust No 1
2.70%, 12/15/13	CAD	28,200	28,827,076
2.95%, 3/15/15		76,000	77,800,060
3.15%, 6/15/14 (a)		53,050	54,912,059
3.15%, 6/15/15		49,150	50,652,726

			212,191,921

Germany - 0.7%
Kreditanstalt Fuer Wiederaufba
5.375%, 1/29/14	GBP	12,500	21,369,024

United Kingdom - 1.3%
Lloyds TSB Bank PLC
4.00%, 11/17/11		7,100	11,341,978
Network Rail Infrastructure Finance PLC
4.875%, 11/27/15		8,622	14,760,011
West Bromwich Building Society
2.00%, 4/05/12		8,301	13,091,712

			39,193,701

Total Governments - Sovereign Agencies (cost $273,492,237)			281,918,995

CORPORATES - NON-INVESTMENT GRADES - 5.6%
Industrial - 4.0%
Basic - 1.3%
Evraz Group SA
8.875%, 4/24/13 (a)	U.S.$	3,468	3,736,770
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		2,260	2,234,415
Lyondell Chemical Co.
11.00%, 5/01/18		373	422,810
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)		5,485	6,109,193
United States Steel Corp.
6.05%, 6/01/17		8,280	8,166,150
Vedanta Resources PLC
8.75%, 1/15/14 (a)		8,139	8,688,382
Weyerhaeuser Co.
7.375%, 3/15/32		8,345	8,435,844

			37,793,564

Capital Goods - 0.5%
Case New Holland, Inc.
7.875%, 12/01/17 (a)		3,176	3,469,780
Mohawk Industries, Inc.
6.875%, 1/15/16		10,340	11,089,650

			14,559,430

Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.

7.875%, 4/30/18		698	722,430
8.125%, 4/30/20		230	242,075
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14		2,733	2,948,224

			3,912,729
Communications - Telecommunications - 0.4%
Cricket Communications, Inc.
7.75%, 5/15/16		670	695,125
Pacnet Ltd.
9.25%, 11/09/15 (a)		3,989	4,098,734
Sunrise Communications International SA
7.00%, 12/31/17 (a)	EUR	2,165	3,023,279
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)	U.S.$	5,000	5,687,500

			13,504,638

Consumer Cyclical - Automotive - 0.2%
Ford Motor Co.
7.45%, 7/16/31 (b)		4,360	4,670,650

Consumer Cyclical - Other - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13		4,479	4,792,530
Wyndham Worldwide Corp.
6.00%, 12/01/16		9,108	9,530,930
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		4,100	4,438,250

			18,761,710

Consumer Cyclical - Retailers - 0.5%
JC Penney Co., Inc.
5.65%, 6/01/20		5,455	5,223,162
Limited Brands, Inc.
6.90%, 7/15/17		5,968	6,341,000
7.60%, 7/15/37		4,675	4,581,500

			16,145,662

Consumer Non-Cyclical - 0.3%
HCA, Inc.
8.50%, 4/15/19		365	399,675
Mylan, Inc.
7.625%, 7/15/17 (a)		385	409,544
7.875%, 7/15/20 (a)		2,333	2,513,808
Universal Health Services, Inc.
7.125%, 6/30/16		4,365	4,732,393

			8,055,420

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		2,367	2,372,917

Technology - 0.0%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)		515	566,500

			120,343,220

Financial Institutions - 0.8%
Banking - 0.3%
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)	EUR	2,200	1,719,818
LBG Capital No. 1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,145	3,606,150
RBS Capital Trust A
6.467%, 6/30/12	EUR	2,770	2,517,055

			7,843,023

Insurance - 0.3%
American International Group, Inc.
6.25%, 3/15/37	U.S.$	9,015	7,972,424
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		2,857	2,814,145

			10,786,569

Other Finance - 0.2%
DTEK Finance BV
9.50%, 4/28/15 (a)		4,981	5,155,335

			23,784,927

Utility - 0.8%
Electric - 0.8%
Calpine Corp.
7.875%, 7/31/20 (a)		4,200	4,252,500
CMS Energy Corp.
8.75%, 6/15/19		3,338	3,926,196
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (a)		2,930	2,908,189
Edison Mission Energy
7.00%, 5/15/17		4,275	3,387,937
NRG Energy, Inc.
7.375%, 2/01/16-1/15/17		8,240	8,466,600

			22,941,422

Total Corporates - Non-Investment Grades (cost $163,567,186)			167,069,569

COVERED BONDS - 3.1%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21	EUR	8,100	10,476,459
Banco Bilbao Vizcaya Argentari
3.25%, 1/24/16		6,000	7,462,182
BNP Paribas Home Loan
3.00%, 7/23/13		10,000	13,666,380
Cie Financement Foncier
4.125%, 10/25/17		10,000	13,841,796
4.25%, 1/29/14		6,025	8,506,608

Danske Bank A/S
4.125%, 11/26/19	2,350	3,250,288
Dexia Kommunalbank Deutschland AG
3.50%, 6/05/14	10,000	13,931,702
HBOS Treasury Services PLC
4.75%, 6/08/22	16,000	21,349,862

Total Covered Bonds (cost $96,105,616)		92,485,277

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.6%
Non-Agency Fixed Rate CMBS - 2.3%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4
5.492%, 2/10/51	13,875	14,512,134
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4
5.306%, 12/10/46	2,585	2,696,119
Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3
5.311%, 12/15/39	10,910	11,363,243
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A4
5.716%, 2/15/51	5,614	5,831,189
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4
5.69%, 2/12/51	6,460	6,743,732
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4
5.70%, 9/12/49	5,650	5,896,432
Morgan Stanley Capital I Series 2006-IQ12, Class A4
5.332%, 12/15/43	10,000	10,594,597
Series 2007-HQ13, Class A3
5.569%, 12/15/44	8,110	8,326,970
Series 2007-IQ13, Class A4
5.364%, 3/15/44	1,640	1,691,736

		67,656,152

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2
3.531%, 6/25/20	10,223	9,876,017

Total Commercial Mortgage-Backed Securities (cost $73,627,569)		77,532,169

QUASI-SOVEREIGNS - 2.2%
Quasi-Sovereign Bonds - 2.2%
Chile - 0.2%
Corp Nacional del Cobre de Chile
6.15%, 10/24/36 (a)	6,110	6,670,379

Kazakhstan - 0.8%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)	10,885	11,959,894
9.125%, 7/02/18 (a)	11,100	12,987,000

		24,946,894

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)(b)	9,900	10,618,423

Russia - 0.8%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)	5,518	5,531,795
7.75%, 5/29/18 (a)	15,732	16,990,560

		22,522,355

Total Quasi-Sovereigns (cost $53,942,575)		64,758,051

BANK LOANS - 1.7%
Industrial - 1.5%
Basic - 0.1%
Huntsman International LLC
1.77%-1.79%, 4/19/14 (c)	837	822,488
Ineos US Finance LLC
7.50%, 12/16/13 (c)	583	598,954
8.00%, 12/16/14 (c)	667	688,334
John Maneely Company
3.54%, 12/09/13 (c)	644	631,125
Novelis, Inc.
5.25%, 12/17/16 (c)	530	536,376

		3,277,277

Capital Goods - 0.1%
Graham Packaging Company, L.P.
6.75%, 4/05/14 (c)	1,530	1,547,610
Graphic Packaging International, Inc.
3.04%-3.05%, 5/16/14 (c)	1,225	1,219,454
Hawker Beechcraft Acquisition Company LLC
2.29%, 3/26/14 (c)	17	14,672
2.26%-2.30%, 3/26/14 (c)	280	244,782
Manitowoc Company Inc., The
8.00%, 11/06/14 (c)	148	149,628

		3,176,146

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.55%, 7/03/14 (c)	1,694	1,596,339
Charter Communications Operating, LLC
2.27%, 3/06/14 (c)	1,622	1,599,092
Clear Channel Communications, Inc.
3.91%, 1/29/16 (c)	423	367,135

Nielsen Finance LLC
2.26%, 8/09/13 (c)	24	24,075
4.01%, 5/01/16 (c)	399	395,917
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (c)	327	222,784
Univision Communications Inc.
4.51%, 3/31/17 (c)	1,727	1,640,586
WideOpenWest Finance , LLC
2.76%-4.75%, 6/30/14 (c)	978	905,697

		6,751,625

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.54%, 3/13/14 (c)	1,462	1,381,247

Consumer Cyclical - Automotive - 0.1%
Ford Motor Company
3.02%-3.04%, 12/15/13 (c)	1,121	1,118,185

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (c)	3,138	3,161,031
Las Vegas Sands, LLC
3.03%, 11/23/16 (c)	886	850,685

		4,011,716

Consumer Cyclical - Other - 0.3%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.29%, 1/28/15 (c)	1,204	1,087,906
3.29%-3.30%, 1/28/15 (c)	392	353,989
Harbor Freight Tools USA, Inc. / Central Purchasing, LLC
12/22/17 (e)	7,650	7,627,662

		9,069,557

Consumer Cyclical - Retailers - 0.0%
Great Atlantic & Pacific Tea Company, Inc., The
6/13/12 (e)	300	302,250
Neiman Marcus Group Inc., The
4.30%, 4/06/16 (c)	348	343,825

		646,075

Consumer Non-Cyclical - 0.0%
CHS / Community Health Systems, Inc.
2.54%, 7/25/14 (c)	411	400,889
3.79%, 1/25/17 (c)	197	195,775
HCA Inc.
2.55%, 11/18/13 (c)	429	424,344

		1,021,008

Energy - 0.1%
Ashmore Energy International

3.30%, 3/30/12-3/30/14 (c)	2,226	2,192,730
Citgo Petroleum Corp.
9.00%, 6/24/17 (c)	1,493	1,554,379

		3,747,109

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (c)	1,200	1,202,256
Sabre Inc.
2.26%-2.29%, 9/30/14 (c)	1,411	1,287,859
ServiceMaster Company, (The)
2.76%-2.81%, 7/24/14 (c)	1,253	1,201,549
2.77%, 7/24/14 (c)	125	119,656
West Corporation
2.64%-2.83%, 10/24/13 (c)	304	300,826
4.51%-4.71%, 7/15/16 (c)	744	745,845

		4,857,991

Technology - 0.1%
Avaya Inc.
3.03%, 10/24/14 (c)	244	231,490
Dresser, Inc.
2.53%, 5/04/14 (c)	969	965,591
First Data Corp.
3.01%, 9/24/14 (c)	689	636,276
SunGard Data Systems Inc. (Solar Capital Corp.)
2.01%, 2/28/14 (c)	40	39,383
3.91%, 2/28/16 (c)	657	652,531

		2,525,271

Transportation - Airlines - 0.0%
Delta Air Lines, Inc.
3.54%, 4/30/14 (c)	983	953,130

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.75%, 12/21/16 (c)	520	521,545

		43,057,882

Utility - 0.1%
Electric - 0.1%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (c)	549	532,530
4.81%, 5/01/14 (c)	1,750	1,621,672
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%, 10/10/14 (c)	2,427	1,873,759

		4,027,961

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (c)		1,719	1,752,933
Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
3.26%-3.29%, 7/03/14 (c)		1,086	1,033,838

			2,786,771

Total Bank Loans (cost $48,578,025)			49,872,614

MORTGAGE PASS-THRU’S - 1.6%
Agency Fixed Rate 30-Year - 1.6%
Federal National Mortgage Association 6.00%, 11/01/37-6/01/38 (cost $47,721,795)		44,176	47,959,258

INFLATION-LINKED SECURITIES - 1.4%
Sweden - 1.4%
Sweden Government Bond Series 3105 3.50%, 12/01/15 (cost $39,667,561)	SEK	200,800	40,399,742

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (a)	U.S.$	3,100	3,239,500

Poland - 0.4%
Poland Government International Bond
3.875%, 7/16/15		6,977	7,090,376
4.675%, 10/15/19	EUR	2,050	2,793,929
6.375%, 7/15/19(b)	U.S.$	2,910	3,259,200

			13,143,505

Russia - 0.4%
Russian Federation 7.50%, 3/31/30 (a)		9,219	10,658,891

Total Governments - Sovereign Bonds (cost $25,827,889)			27,041,896

SUPRANATIONALS - 0.7%
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	27,712,890	2,718,693
7.25%, 2/22/15		24,700,000	2,822,037
Inter-American Development Bank Series RG
9.75%, 5/15/15	GBP	7,757	15,606,407

Total Supranationals (cost $21,779,488)			21,147,137

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
California State
7.95%, 3/01/36	U.S.$	10,685	10,958,643
Illinois State
7.35%, 7/01/35		4,440	4,348,891
Texas State Transportation Commission
5.178%, 4/01/30		3,400	3,368,244

Total Local Governments - Municipal Bonds (cost $18,861,644)			18,675,778

EMERGING MARKETS - TREASURIES - 0.4%
Colombia - 0.4%
Republic of Colombia 7.75%, 4/14/21 (cost $9,722,155)	COP	18,074,000	11,367,134

EMERGING MARKETS - SOVEREIGNS - 0.2%
Indonesia - 0.2%
Republic of Indonesia 7.75%, 1/17/38 (a) (cost $5,344,740)	U.S.$	5,568	6,779,040

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
4.25%, 12/11/13	EUR	925	1,302,078
Province of Quebec Canada
4.25%, 2/27/13		3,525	4,945,858

Total Local Governments - Provincial Bonds (cost $6,281,283)			6,247,936

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Energy - 0.2%
Ecopetrol SA 7.625%, 7/23/19 (cost $5,606,223)	U.S.$	5,262	6,077,610

CMOs - 0.1%
Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A 2.70%, 12/25/35 (cost $1,551,430)		1,661	1,620,997

		Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association 8.25% (cost $2,673,750)		106,950	59,892

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (f) (cost $1,905,006)	1,905,006	1,905,006

Total Investments - 110.8% (cost $3,180,398,319) (g)		3,282,949,749
Other assets less liabilities - (10.8)% (h)		(320,565,658)

Net Assets - 100.0%		$2,962,384,091

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bobl Futures	696	March 2011	$110,621,904	$110,473,094	$(148,810)
Japan 10 Yr Bond Futures	52	March 2011	89,755,882	90,056,904	301,022
US 5 Yr Note Futures	2,101	March 2011	250,814,355	247,327,094	(3,487,261)
Sold Contracts
US Long Bond Futures	2,880	March 2011	362,070,000	351,720,000	10,350,000
US 10 Yr Note Futures	1,106	March 2011	136,668,763	133,203,875	3,464,888

					$10,479,839

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Capital Inc.:
Canadian Dollar settling 1/21/11	2,697	$2,627,256	$2,711,595	$84,339
Canadian Dollar settling 1/21/11	2,179	2,167,018	2,190,720	23,702
Euro settling 1/06/11	45,229	59,264,472	60,439,679	1,175,207
Euro settling 1/06/11	1,056	1,373,510	1,411,248	37,738
Great British Pound settling 2/02/11	1,974	3,073,653	3,077,073	3,420
Citibank:
Euro settling 1/06/11	5,426	7,398,888	7,250,671	(148,217)
Credit Suisse First Boston:
Great British Pound settling 2/02/11	420	654,190	655,170	980
South Korean Won settling 1/21/11	67,127,665	59,023,710	59,089,762	66,052
Deutsche Bank:
Swedish Krona settling 2/15/11	150,206	21,917,024	22,301,109	384,085
UBS Securities LLC:
Brazilian Real settling 1/04/11	24,490	14,521,176	14,752,990	231,814
Euro settling 1/06/11	5,875	7,889,264	7,851,125	(38,139)
South Korean Won settling 1/21/11	2,381,303	2,053,732	2,096,164	42,432
Westpac Banking Corp.:
Canadian Dollar settling 1/21/11	1,963	1,950,506	1,973,394	22,888
Sale Contracts:
Barclays Capital Inc.:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2010	Unrealized Appreciation/ (Depreciation)
Canadian Dollar settling 1/21/11	361,070	$354,487,507	$363,023,041	$(8,535,534)
Euro settling 1/06/11	235,000	319,882,000	314,031,320	5,850,680
Japanese Yen settling 1/13/11	3,864,907	47,624,359	47,607,840	16,519
BNP Paribas SA:
South African Rand settling 2/10/11	105,128	15,150,062	15,870,618	(720,556)
Brown Brothers Harriman & Co.:
Australian Dollar settling 2/17/11	53,474	52,741,616	54,380,906	(1,639,290)
Credit Suisse First Boston:
Canadian Dollar settling 1/21/11	29,010	28,806,547	29,166,520	(359,973)
Great British Pound settling 2/02/11	39,597	62,474,208	61,721,162	753,046
Deutsche Bank:
Great British Pound settling 2/02/11	241,686	375,749,530	376,724,069	(974,539)
New Zealand Dollar settling 2/09/11	27,611	20,458,583	21,449,612	(991,029)
South African Rand settling 2/10/11	102,871	14,955,632	15,529,893	(574,261)
Goldman Sachs:
Brazilian Real settling 1/04/11	24,490	14,042,410	14,752,990	(710,580)
Morgan Stanley & Co., Inc.:
Euro settling 1/06/11	5,737	7,578,841	7,666,867	(88,026)
Royal Bank of Scotland:
Euro settling 1/06/11	310,696	430,519,319	415,184,438	15,334,881
UBS Securities LLC:
Brazilian Real settling 2/02/11	24,490	14,425,803	14,651,586	(225,783)
Mexican Peso settling 2/11/11	366,701	29,602,188	29,613,471	(11,283)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at December 31, 2010
Barclay’s Capital Inc.	(5.00)%*	12/30/11	$3,654,351
Barclay’s Capital Inc.	(0.50)%*	12/30/11	3,994,157
Barclay’s Capital Inc.	0.30%	1/11/11	98,080,240
Barclay’s Capital Inc.	0.31%	1/05/11	13,079,364
Deutsche Bank	0.04%	1/18/11	29,450,982
HSBC Securities Inc.	0.21%	1/19/11	49,006,521
HSBC Securities Inc.	0.22%	1/18/11	28,427,953
HSBC Securities Inc.	0.25%	1/04/11	40,967,336
HSBC Securities Inc.	0.27%	1/11/11	10,180,916
ING Bank Amsterdam	(5.00)%*	12/30/11	489,183
ING Bank Amsterdam	0.15%	12/30/11	5,331,467
ING Bank Amsterdam	0.20%	12/30/11	3,351,379
Jefferies & Company, Inc.	0.04%	1/18/11	38,701,290
Jefferies & Company, Inc.	0.21%	1/18/11	30,266,560
JPMorgan Chase Bank	0.00%	12/30/11	5,865,210

			$360,846,909

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $398,718,117 or 13.5% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $352,532,762.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(d)	Security is in default and is non-income producing.
(e)	This position or a portion of this position represents an unsettled loan purchase. At December 31, 2010, the market value and unrealized gain of these unsettled loan purchases amounted to $7,929,912 and $60,134, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $139,602,632 and gross unrealized depreciation of investments was $(37,051,202), resulting in net unrealized appreciation of $102,551,430.
(h)	An amount of U.S. $9,803,183 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2010, the fund’s total exposure to subprime investments was 0.05% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Nuevo Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
ZAR	-	South African Rand

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Global Bond Fund

Portfolio Summary

December 31, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,962.4

COUNTRY BREAKDOWN*

41.1%	United States
12.5%	United Kingdom
11.2%	Canada
6.6%	Netherlands
5.8%	Germany
3.3%	France
3.3%	Australia
2.5%	Russia
1.6%	Brazil
1.5%	Sweden
1.1%	Mexico
1.1%	South Africa
0.9%	Belgium
7.4%	Other
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2010 The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Austria, Chile, Columbia, Croatia, Denmark, Hong Kong, India, Indonesia, Italy, Japan, Kazakhstan, Luxembourg, Malaysia, New Zealand, Poland, Spain, Supranational, Switzerland and Ukraine.

AllianceBernstein Global Bond

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Governments - Treasuries	$-0-	$1,414,262,470	$-0-	$1,414,262,470
Corporates - Investment Grades	-0-	945,769,178	-0-	945,769,178
Governments - Sovereign Agencies	-0-	281,918,995	-0-	281,918,995
Corporates - Non-Investment Grades	-0-	167,069,569	-0-	167,069,569
Covered Bonds	-0-	92,485,277	-0-	92,485,277
Commercial Mortgage-Backed Securities	-0-	47,104,897	30,427,272	77,532,169
Quasi-Sovereigns	-0-	64,758,051	-0-	64,758,051
Bank Loans	-0-	-0-	49,872,614	49,872,614
Mortgage Pass-Thru’s	-0-	47,959,258	-0-	47,959,258
Inflation-Linked Securities	-0-	40,399,742	-0-	40,399,742
Governments - Sovereign Bonds	-0-	27,041,896	-0-	27,041,896
Supranationals	-0-	18,428,444	2,718,693	21,147,137
Local Governments - Municipal Bonds	-0-	18,675,778	-0-	18,675,778
Emerging Markets - Treasuries	-0-	11,367,134	-0-	11,367,134
Emerging Markets - Sovereigns	-0-	6,779,040	-0-	6,779,040
Local Governments - Provincial Bonds	-0-	6,247,936	-0-	6,247,936
Emerging Markets - Corporate Bonds	-0-	6,077,610	-0-	6,077,610
CMOs	-0-	-0-	1,620,997	1,620,997
Preferred Stocks	59,892	-0-	-0-	59,892
Short-Term Investments	1,905,006	-0-	-0-	1,905,006

Total Investments in Securities	1,964,898	3,196,345,275	84,639,576	3,282,949,749
Other Financial Instruments*:
Assets
Futures Contracts	14,115,910	-0-	-0-	14,115,910
Forward Currency Exchange Contracts	-0-	24,027,783	-0-	24,027,783
Liabilities
Futures Contracts	(3,636,071)	-0-	-0-	(3,636,071)
Forward Currency Exchange Contracts	-0-	(15,017,210)	-0-	(15,017,210)

Total	$12,444,737	$3,205,355,848	$84,639,576	$3,302,440,161

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Corporates - Investment Grades	Commercial Mortgage- Backed Securities	Bank Loans	Supranationals
Balance as of 9/30/10	$16,584,035	$40,690,115	$41,308,030	$-0-
Accrued discounts/(premiums)	52,342	(3,142)	304,507	8,812
Realized gain (loss)	(53,223)	-0-	637,974	-0-
Change in unrealized appreciation/Depreciation	521,385	(383,684)	282,104	(47,505)
Net purchases (sales)	(189,114)	-0-	7,339,999	2,757,386
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	(16,915,425)	(9,876,017)	-0-	-0-

Balance as of 12/31/10	$-0-	$30,427,272	$49,872,614	$2,718,693

Net change in unrealized appreciation/depreciation from investments held as of 12/31/10	$-0-	$262,012	$837,588	$(47,505)

	CMOs	Total
Balance as of 9/30/10	$2,107,649	$100,689,829
Accrued discounts/(premiums)	1,746	364,265
Realized gain (loss)	33,853	618,604
Change in unrealized appreciation/Depreciation	(13,346)	358,954
Net purchases (sales)	(508,905)	9,399,366
Transfers into Level 3	-0-	-0-
Transfers out of Level 3	-0-	$(26,791,442)

Balance as of 12/31/10	$1,620,997	$84,639,576

Net change in unrealized appreciation/depreciation from investments held as of 12/31/10	$7,689	$1,059,784

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 18, 2011